Note 10 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Fair Value Measurements, Nonrecurring [Table Text Block]
		Fair Value Measurement as of December 31, 2021
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)

Assets
Interest rate swap contracts, long term portion	Assets, long-term asset portion	$210,113	-	$210,113	-

Liabilities
Interest rate swap contracts, current portion	Derivatives, current liability portion	$289,430	-	$289,430	-
		Fair Value Measurement as of June 30, 2022
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current portion	Assets, current asset portion	$466,531	-	$466,531	-
FFA contracts, current portion	Assets, current asset portion	$482,670	$482,670	-	-
Interest rate swap contracts, long-term portion	Assets, long-term asset portion	$640,630	-	$640,630	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative not designated as hedging instrument	Location of (loss)/gain recognized	Six Months Ended June 30, 2021	Six Months Ended June 30, 2022
Interest rate swap contracts– Unrealized gain	(Loss) / gain on derivatives, net	282,009	1,186,478
Interest rate swap contracts - Realized loss		(147,164)	(193,349)
FFA contracts – Unrealized (loss) / gain		(4,130,661)	482,670
FFA contracts – Realized loss		(1,318,589)	-
Total (loss) / gain on derivatives		(5,314,405)	1,475,799